Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 03, 2016
Debt
Total debt outstanding	$ 2,028,993	$ 2,060,700
Debt issuance costs	(34,838)	(43,086)
Term Loan Facility, discount	(3,633)	(4,534)
Short-term debt, including current portion of long-term debt	(60,345)	(45,345)
Long-term debt, net of current portion and debt issuance costs	$ 1,930,177	$ 1,967,735
Weighted average interest rate	6.259%	5.473%
Senior Unsecured Notes
Debt
Effective Interest Rate	7.875%	7.875%	7.875%
Total debt outstanding	$ 500,000	$ 500,000	$ 500,000
Term Loan Facility
Debt
Effective Interest Rate	5.729%	4.70%
Total debt outstanding	$ 1,483,993	$ 1,530,700	1,550,000
Debt issuance costs			$ (64,888)
The Revolving Credit Facility 1
Debt
Effective Interest Rate	5.754%
Total debt outstanding	$ 5,000
The Revolving Credit Facility 2
Debt
Effective Interest Rate	5.729%	4.751%
Total debt outstanding	$ 40,000	$ 30,000